Stock Based Compensation	3 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

10.	Stock Based Compensation:

The Company has two equity incentive plans. The number of shares reserved for issuance in aggregate under both plans is limited to 10% of the issued and outstanding common shares of Petro. The exercise price, term and vesting schedule of stock options granted are set by the board of directors at the time of grant. Stock options granted under the plans can be exercised on a cashless basis, whereby the employee receives a lesser amount of shares in lieu of paying the exercise price based on the quoted market price of the shares on the exercise date.

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52
Granted	-	-
Expired	-	-
Forfeited	-	-
Cancelled	-	-
Outstanding, July 31, 2012	775,000	$0.52

On June 30, 2011, the Company granted 100,000 stock options to the interim chief executive officer exercisable at $0.50 per share. The options vest in three equal tranches on the first, second and third anniversaries of the grant date. These options expire on June 30, 2015. There were no options granted during the three months ended July 31, 2012.

During the three months ended July 31, 2012 and 2011, the Company recorded stock-based compensation expenses of $4,400 and $22,992, respectively.

As at July 31, 2012, total compensation cost related to non-vested stock options not yet recognized is $14,255 which will be recognized over a weighted average period of 1.65 years.

The following table summarizes information about the options outstanding and exercisable at July 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.71 years	$0.50	650,833	$0.50
$1.50	17,500	0.33 years	$1.50	13,125	$1.50
	775,000	1.65 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Intrinsic value is the Company’s current per share fair value as quoted on the Over the Counter Bulletin Board on the balance sheet date less the current exercise price.

In April 2011, the Company granted 480,000 warrants to certain officers and directors as recognition of past service contributions for which the $152,010 estimated fair value was recognized on the date of issuance. The warrants are exercisable at $0.50 per share until April 5, 2014

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding and exercisable, April 30, 2011	480,000	$0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	0.50	1.9 years
Outstanding and exercisable, July 31, 2012	480,000	$0.50	1.65 years
Aggregate Intrinsic Value	$-	-	-

The fair value of compensation warrants was estimated using the Black-Scholes pricing model with the following assumptions: 0% dividends, 130% expected volatility, 15% forfeiture rate, 1.33% risk-free interest rate and an expected life of 3 years.